CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)
Revenue - Shipping	$ 230,537	$ 262,382	$ 477,563	$ 558,448
Revenue - Product Services	813,364	614,107	1,428,410	1,356,532
Cost of cargo and delivery expenses - Product Services	(776,701)	(591,444)	(1,379,968)	(1,280,833)
Voyage expenses - Shipping	(89,291)	(104,835)	(182,163)	(226,311)
Vessel operating expenses	(32,030)	(20,501)	(61,717)	(42,471)
Time charter contracts (non-lease components)	(4,021)	(5,090)	(8,699)	(9,776)
General and administrative expenses	(17,138)	(17,863)	(37,981)	(34,596)
Charter hire expenses	(739)	(1,709)	(1,006)	(2,214)
Fair value (loss)/gain from equity financial asset	(1,172)	(89)	(1,172)	1,326
Finance lease income	137	177	308	197
Other operating (expense)/income - net	(738)	1,158	(1,576)	2,363
Depreciation	(62,586)	(46,772)	(125,710)	(95,517)
Amortisation of intangible assets	(51)	(209)	(261)	(419)
Gain on disposal of vessels			32,051	20,391
Loss on derecognition of right-of-use assets (vessels)	(732)		(289)
Operating profit	58,839	89,312	137,790	247,120
Foreign currency exchange (loss)/gain - net	(927)	252	(386)	(1,524)
Interest income	2,005	4,686	4,938	9,226
Interest expense	(12,633)	(4,150)	(27,907)	(8,911)
Other finance expenses	(214)	(733)	(598)	(1,363)
Finance (expenses)/income - net	(11,769)	55	(23,953)	(2,572)
Profit before tax	47,070	89,367	113,837	244,548
Income tax expense	(3,632)	(4,460)	(3,822)	(9,874)
Profit after tax	43,438	84,907	110,015	234,674
Items that will not be reclassified to profit or loss:
Equity investments at FVOCI - fair value gain/(loss)	1,760	(2,400)	(5,892)	(2,400)
Items that may be reclassified subsequently to profit or loss:
Cash flow hedges - fair value (loss)/gain	(2,006)	(5,073)	(2,040)	52,328
Cash flow hedges - reclassification to profit or loss	(2,248)	(1,045)	(5,763)	(3,305)
Currency translation reserve	85	396	1,281	(438)
Other comprehensive (loss)/income, net of tax	(2,409)	(8,122)	(12,414)	46,185
Total comprehensive income	41,029	76,785	97,601	280,859
Profit attributable to:
Equity holders of the Company	34,927	76,831	81,010	218,755
Non-controlling interests	8,511	8,076	29,005	15,919
Profit after tax	43,438	84,907	110,015	234,674
Total comprehensive income:
Equity holders of the Company	32,487	68,650	68,360	265,008
Non-controlling interests	8,542	8,135	29,241	15,851
Total comprehensive income	$ 41,029	$ 76,785	$ 97,601	$ 280,859
Earnings per share attributable to the equity holders of the Company:
Basic earnings per share	$ 0.23	$ 0.58	$ 0.53	$ 1.66
Diluted earnings per share	$ 0.23	$ 0.58	$ 0.53	$ 1.65